Financial instruments (Details 2) (CAD)	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Concentration Risk [Line Items]
Trade and other payables	822,827	1,915,016	541,627
Less than 1 month
Concentration Risk [Line Items]
Trade and other payables	534,554	1,631,757	348,627
1-3 months
Concentration Risk [Line Items]
Trade and other payables	288,273	283,259	193,000